FINANCIAL RISK MANAGEMENT OBJECTIVES - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	$ 42,864	$ 32,674
Trade and other payables	58,184	57,220
Financial liabilities at fair value through profit or loss		21
Lease liability	2,645	2,140
Financial liabilities	113,283	101,770
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	42,354	24,742
Trade and other payables	58,184	57,220
Financial liabilities at fair value through profit or loss		21
Lease liability	1,164	762
Financial liabilities	111,292	92,460
2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	510	7,932
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss		0
Lease liability	1,117	843
Financial liabilities	1,627	8,775
4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	0	0
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss		0
Lease liability	364	388
Financial liabilities	364	388
> 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	0	0
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss		0
Lease liability	0	147
Financial liabilities	0	147
All other related parties
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	9,590	9,715
All other related parties | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	9,590	9,715
All other related parties | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	0	0
All other related parties | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	0	0
All other related parties | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	$ 0	$ 0